THE
                                     MERGER
                                    FUND(R)

                               SEMI-ANNUAL REPORT

                                 MARCH 31, 2003

THE MERGER FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2003
(UNAUDITED)

 SHARES OR
 PRINCIPAL
  AMOUNT                                                              VALUE
  ------                                                              -----
COMMON STOCKS --  56.84%*<F1>

               BANKS -- 10.89%*<F1>
      6,250    Credit Agricole S.A.(1)<F5>(5)<F9>(6)<F10>         $     97,324
    685,850    Credit Lyonnais SA(4)<F8>(5)<F9>(6)<F10>             40,190,032
     12,500    First Virginia Banks, Inc.                              490,375
    906,932    HSBC Holdings plc -- ADR(1)<F5>(5)<F9>               46,362,364
                                                                  ------------
                                                                    87,140,095
                                                                  ------------

               BROADCASTING -- 2.12%*<F1>
    601,200    Hispanic Broadcasting Corporation**<F2>(1)<F5>       12,420,792
    764,083    ProSiebenSat.1 Media AG(5)<F9>(6)<F10>(8)<F12>        4,502,453
                                                                  ------------
                                                                    16,923,245
                                                                  ------------

               COMMERCIAL SERVICES -- 2.24%*<F1>
    489,100    Concord EFS, Inc.**<F2>(3)<F7>                        4,597,540
  1,092,700    Quintiles Transnational Corp.**<F2>(2)<F6>(4)<F8>    13,287,232
                                                                  ------------
                                                                    17,884,772
                                                                  ------------

               COMPUTER HARDWARE -- 0.00%*<F1>
     39,158    Hewlett-Packard Company
                 Contingent Value Rights**<F2>(6)<F10>                       0
                                                                  ------------

               COMPUTER SOFTWARE -- 2.21%*<F1>
  1,063,300    Precise Software
                 Solutions Ltd.**<F2>(3)<F7>(4)<F8>(5)<F9>          17,682,679
                                                                  ------------

               DATA PROCESSING -- 2.40%*<F1>
  1,440,100    ProBusiness Services, Inc.**<F2>(1)<F5>              19,182,132
                                                                  ------------

               DELIVERY SERVICES -- 0.12%*<F1>
     50,000    Airborne, Inc.(3)<F7>                                   980,500
                                                                  ------------

               DIAGNOSTIC TESTING -- 0.13%*<F1>
     16,855    Quest Diagnostics Incorporated**<F2>(1)<F5>           1,006,075
                                                                  ------------

               FOOD & BEVERAGE WHOLESALERS -- 2.12%*<F1>
    780,600    Panamerican Beverages,
                 Inc. -- Class A(1)<F5>(4)<F8>(5)<F9>               16,923,408
                                                                  ------------

               FOOD & BEVERAGES -- 2.89%*<F1>
    334,080    Dreyer's Grand Ice Cream, Inc.(1)<F5>                23,158,426
                                                                  ------------

               GIFTWARE -- 0.00%*<F1>
     38,554    Syratech Corporation**<F2>(6)<F10>                       19,277
                                                                  ------------

               INSURANCE -- 2.83%*<F1>
    767,300    Canada Life Financial Corporation(2)<F6>(5)<F9>      22,666,042
                                                                  ------------

               INVESTMENT MANAGEMENT -- 0.41%*<F1>
    285,600    Janus Capital Group Inc.(3)<F7>                       3,252,984
                                                                  ------------

               MULTI-INDUSTRY -- 3.75%*<F1>
 14,985,750    Finmeccanica SpA(2)<F6>(5)<F9>(6)<F10>                7,653,133
    499,093    Groupe Bruxelles Lambert S.A.(1)<F5>(5)<F9>(6)<F10>  17,972,576
    325,000    Vivendi Universal SA -- ADR(3)<F7>(5)<F9>             4,355,000
                                                                  ------------
                                                                    29,980,709
                                                                  ------------

               OFFICE PRODUCTS & SERVICES -- 3.11%*<F1>
    999,500    Wallace Computer Services, Inc.(1)<F5>               24,897,545
                                                                  ------------

               OIL & GAS EXPLORATION -- 0.53%*<F1>
    210,000    Ocean Energy Inc.(3)<F7>                              4,200,000
                                                                  ------------

               PHARMACEUTICALS -- 9.84%*<F1>
    214,100    Enzon Pharmaceuticals, Inc.**<F2>(3)<F7>              2,430,035
  1,365,675    ICN Pharmaceuticals, Inc.(1)<F5>(3)<F7>              12,168,164
  1,018,200    Pharmacia Corporation(1)<F5>                         44,088,060
    359,100    Ribapharm Inc.**<F2>(3)<F7>                           1,860,138
    412,700    Scios Inc.**<F2>(4)<F8>                              18,183,562
                                                                  ------------
                                                                    78,729,959
                                                                  ------------

               RETAIL -- 2.26%*<F1>
    750,000    Sears, Roebuck and Co.(3)<F7>                        18,112,500
                                                                  ------------

               SATELLITE COMMUNICATIONS -- 0.45%*<F1>
     12,500    General Motors Corporation -- Class H **<F2>(3)<F7>     140,000
    246,500    PanAmSat Corporation**<F2>(3)<F7>                     3,480,580
                                                                  ------------
                                                                     3,620,580
                                                                  ------------

               SAVINGS & LOANS -- 0.00%*<F1>
    286,500    Bank United Corp. Litigation Contingent
                 Payment Rights Trust**<F2>(7)<F11>                     34,380
                                                                  ------------

               SPECIALTY RENTALS -- 1.94%*<F1>
    685,730    McGrath Rentcorp(2)<F6>                              15,497,498
                                                                  ------------

               TELECOMMUNICATIONS EQUIPMENT -- 0.01%*<F1>
      6,300    Allen Telecom Inc.**<F2>                                 61,425
                                                                  ------------

               TELEPHONY -- 3.69%*<F1>
  2,898,950    NextWave Telecom Inc. -- Class B**<F2>(6)<F10>        4,348,425
  2,103,600    Price Communications Corporation**<F2>(2)<F6>        25,159,056
                                                                  ------------
                                                                    29,507,481
                                                                  ------------

               TRAVEL-RELATED SERVICES -- 2.90%*<F1>
    295,000    Expedia, Inc.**<F2>(2)<F6>                           15,239,700
    297,400    P & O Princess Cruises plc -- ADR(5)<F9>              7,931,658
                                                                  ------------
                                                                    23,171,358
                                                                  ------------
               TOTAL COMMON STOCKS (Cost $496,624,402)             454,633,070
                                                                  ------------

CONVERTIBLE BONDS -- 3.17%*<F1>

               Adelphia Communications Corporation:
$30,700,000      3.25%, 5/01/2021D<F3>(6)<F10>                       2,379,250
 22,100,000      6.00%, 2/15/2006D<F3>(6)<F10>                       1,712,750

               Enron Corp.
 56,056,000      0.00%, 2/07/2021D<F3>(6)<F10>                       5,605,600

               Redback Networks Inc.
 16,678,000      5.00%, 4/01/2007(6)<F10>                            4,711,535

               Tyco International Ltd.
 14,525,000      0.00%, 11/17/2020(5)<F9>(6)<F10>                   10,930,062
                                                                  ------------
               TOTAL CONVERTIBLE BONDS (Cost $37,471,130)           25,339,197
                                                                  ------------

CORPORATE BONDS -- 4.62%*<F1>

               Adelphia Communications Corporation:
  9,779,000      9.38%, 11/15/2009D<F3>(6)<F10>                      4,131,628
 11,188,000      10.25%, 6/15/2011D<F3>(6)<F10>                      4,726,930
 10,600,000      9.25%, 10/01/2049D<F3>(6)<F10>                      4,372,500

               TeleCorp PCS, Inc.
  5,112,000      10.63%, 7/15/2010(6)<F10>                           5,929,920

               Williams Holdings of Delaware, Inc.
  8,250,000      6.13%, 12/01/2003(6)<F10>                           8,167,500

               WorldCom, Inc. -- WorldCom Group:
 11,210,000      7.88%, 5/15/2003D<F3>(6)<F10>                       2,998,675
 11,000,000      7.50%, 5/15/2011D<F3>(6)<F10>                       2,942,500
 13,850,000      7.38%, 1/15/2049D<F3>(6)<F10>(9)<F13>               3,704,875
                                                                  ------------
               TOTAL CORPORATE BONDS (Cost $46,842,916)             36,974,528
                                                                  ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 12.06%*<F1>

               Fannie Mae
 16,000,000      6.13%, 5/09/2012                                   16,075,328

               Federal Home Loan Bank:
 20,000,000      1.70%, 12/29/2003                                  20,016,400
 11,950,000      1.80%, 5/27/2004                                   11,960,624
 13,000,000      7.16%, 12/18/2015                                  13,469,872
  2,500,000      6.67%, 9/02/2016                                    2,549,505
  3,250,000      6.52%, 9/12/2016                                    3,315,916
  8,000,000      6.55%, 6/20/2017                                    8,078,368

               Freddie Mac:
 10,760,000      6.00%, 6/27/2012                                   10,872,431
 10,000,000      7.00%, 6/13/2016                                   10,095,120
                                                                  ------------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                 (Cost $97,150,917)                                 96,433,564
                                                                  ------------

SHORT-TERM INVESTMENTS -- 20.48%*<F1>

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 16.50%*<F1>

               Fannie Mae
 45,000,000      1.10%, 4/21/2003                                   44,972,500

               Federal Home Loan Bank:
 15,000,000      1.00%, 4/01/2003                                   15,000,000
 25,000,000      1.05%, 4/04/2003(4)<F8>                            24,997,812
 30,000,000      1.17%, 4/07/2003(4)<F8>                            29,994,167
 17,000,000      2.38%, 6/13/2003                                   17,042,126
                                                                  ------------
                                                                   132,006,605
                                                                  ------------

VARIABLE RATE DEMAND NOTES #<F4> -- 3.98%*<F1>
  1,496,070    American Family Financial Services, Inc., 0.95%       1,496,070
 29,777,238    U.S. Bank, 1.06%                                     29,777,238
    530,300    Wisconsin Corporate Central Credit Union, 0.98%         530,300
                                                                  ------------
                                                                    31,803,608
                                                                  ------------
               TOTAL SHORT-TERM INVESTMENTS (Cost $163,773,399)    163,810,213
                                                                  ------------
               TOTAL INVESTMENTS (Cost $841,862,764)              $777,190,572
                                                                  ------------
                                                                  ------------

ADR- American Depository Receipt
   *<F1>   Calculated as a percentage of net assets.
  **<F2>   Non-income producing security.
   D<F3>   Security in default.
   #<F4> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed above are as of March 31, 2003.
 (1)<F5> All or a portion of the shares have been committed as collateral for open short positions.
 (2)<F6> All or a portion of the shares have been committed as collateral for short foreign currency contracts.
 (3)<F7> All or a portion of the shares have been committed as collateral for written option contracts.
 (4)<F8> All or a portion of the shares have been committed as collateral for equity swap contracts.
 (5)<F9>   Foreign security.
(6)<F10>   Fair-valued security.
(7)<F11>   Litigation settlement rights.
(8)<F12>   Preferred stock.
(9)<F13>   Restricted under Rule 144A of the Securities Act of 1933.

                     See notes to the financial statements.

THE MERGER FUND
SCHEDULE OF SECURITIES SOLD SHORT
MARCH 31, 2003
(UNAUDITED)

  SHARES                                                              VALUE
  ------                                                              -----
 3,000,000   AT&T Wireless Services Inc.
               7.875%, 3/01/2011                                  $  3,360,000
    15,750   BB&T Corporation                                          495,023
 1,142,835   Carnival Corporation                                   27,553,752
   511,250   Credit Agricole S.A.                                    7,961,084
   210,780   Dreyers Grand Ice Cream Holdings, Inc.(1)<F14>         16,166,826
     4,500   DST Systems, Inc.                                         122,400
   182,000   Great-West Lifeco Inc.                                  4,526,181
   882,805   HSBC Holdings plc -- ADR                               45,128,992
 1,049,475   Moore Corporation Ltd.                                 10,988,003
 1,425,480   Pfizer Inc.                                            44,417,957
    16,855   Quest Diagnostics Incorporated                          1,006,075
   105,000   Redback Networks Inc.                                      60,900
   289,128   STMicroelectronics N.V.                                 5,473,997
   261,546   Suez SA                                                 3,039,573
    84,860   Total Fina Elf SA                                      10,741,772
   511,030   Univision Communications Inc. -- Class A               12,525,345
   329,575   USA Interactive                                         8,829,314
   251,800   VERITAS Software Corporation                            4,426,644
   225,000   Verizon Communications Inc.                             7,953,750
                                                                  ------------
             TOTAL SECURITIES SOLD SHORT
               (Proceeds $225,493,654)                            $214,777,588
                                                                  ------------
                                                                  ------------

ADR - American Depository Receipt
(1)<F14>  When issued security.

                     See notes to the financial statements.

THE MERGER FUND
SCHEDULE OF OPTIONS WRITTEN
MARCH 31, 2003
(UNAUDITED)

CONTRACTS (100 SHARES PER CONTRACT)                                    VALUE
-----------------------------------                                    -----
CALL OPTIONS
           Airborne, Inc.:
    500      Expiration May 17, 2003, Exercise Price $17.50         $  122,500
           Concord EFS, Inc.:
  4,891      Expiration April 19, 2003, Exercise Price $7.50           978,200
           Enzon Pharmaceuticals, Inc.:
  1,500      Expiration April 19, 2003, Exercise Price $10.00          225,000
           General Motors Corporation -- Class H:
    125      Expiration April 19, 2003, Exercise Price $10.00           16,250
           ICN Pharmaceuticals, Inc.:
    500      Expiration May 17, 2003, Exercise Price $10.00             12,500
           Ocean Energy Inc.:
  2,100      Expiration April 19, 2003, Exercise Price $17.50          530,250
           PanAmSat Corporation:
  2,465      Expiration May 17, 2003, Exercise Price $12.50            456,025
           Ribapharm Inc.:
  2,500      Expiration April 19, 2003, Exercise Price $5.00           137,500
           Sears, Roebuck & Co.:
  7,500      Expiration May 17, 2003, Exercise Price $20.00          3,600,000
           Vivendi Universal SA -- ADR:
  3,250      Expiration April 19, 2003, Exercise Price $10.00        1,105,000
                                                                    ----------
                                                                     7,183,225
                                                                    ----------

PUT OPTIONS
           VERITAS Software Corporation:
    118    Expiration April 19, 2003, Exercise Price $17.50             11,210
  2,400    Expiration May 17, 2003, Exercise Price $17.50              360,000
                                                                    ----------
                                                                       371,210
                                                                    ----------
           TOTAL OPTIONS WRITTEN
             (Premiums received $7,246,675)                         $7,554,435
                                                                    ----------
                                                                    ----------

ADR - American Depository Receipt

                     See notes to the financial statements.

THE MERGER FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2003
(UNAUDITED)

ASSETS:
   Investments, at value (Cost $841,862,764)                    $  777,190,572
   Cash                                                              6,571,766
   Deposit at brokers for short sales                               42,072,581
   Receivable from brokers for proceeds
     on securities sold short                                      204,907,886
   Receivable for investments sold                                  28,640,000
   Receivable for fund shares issued                                 2,362,061
   Receivable for written options                                      148,556
   Receivable from custodian                                           318,494
   Dividends and interest receivable                                 2,939,906
   Prepaid expenses                                                    125,286
                                                                --------------
       Total Assets                                              1,065,277,108
                                                                --------------
LIABILITIES:
   Securities sold short, at value
     (Proceeds of $225,493,654)                  $214,777,588
   Options written, at value
     (Premiums received $7,246,675)                 7,554,435
     See accompanying schedule
   Payable for investment securities purchased     37,842,013
   Payable for fund shares redeemed                   514,563
   Payable for forward
     currency exchange contracts                    2,291,966
   Payable for equity swap contracts                1,214,119
   Investment advisory fee payable                    678,897
   Distribution fees payable                          213,696
   Accrued expenses and other payables                311,342
                                                 ------------
       Total Liabilities                                           265,398,619
                                                                --------------
NET ASSETS                                                      $  799,878,489
                                                                --------------
                                                                --------------
NET ASSETS Consist Of:
   Accumulated undistributed net investment income              $      590,847
   Accumulated undistributed net realized loss on investments sold, foreign currencies, securities sold short, equity
     swaps, and option contracts expired or closed                 (88,621,255)
   Net unrealized appreciation (depreciation) on:
      Investments                                $(64,672,192)
      Short positions                              10,716,066
      Written options                                (307,760)
      Equity swap contracts                          (862,511)
      Foreign currency translation                     11,118
      Forward currency exchange contracts          (2,291,966)
                                                 ------------
      Net unrealized depreciation                                  (57,407,245)
   Paid-in capital                                                 945,316,142
                                                                --------------
       Total Net Assets                                         $  799,878,489
                                                                --------------
                                                                --------------
NET ASSET VALUE, offering price and redemption price per share
  ($799,878,489 / 58,130,556 shares of beneficial interest
  outstanding)                                                          $13.76
                                                                        ------
                                                                        ------

                     See notes to the financial statements.

THE MERGER FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2003
(UNAUDITED)

INVESTMENT INCOME:
   Interest                                                        $ 7,848,369
   Dividend income on long positions
     (net of foreign withholding taxes of $24,788)                   3,591,065
                                                                   -----------
       Total investment income                                      11,439,434
                                                                   -----------
EXPENSES:
   Investment advisory fee                        $ 4,165,167
   Distribution fees                                  916,100
   Transfer agent and shareholder
     servicing agent fees                             172,592
   Federal and state registration fees                 34,728
   Professional fees                                  213,108
   Trustees' fees and expenses                         16,956
   Custody fees                                        96,500
   Administration fee                                 215,483
   Reports to shareholders                             85,900
   Other                                               49,296
                                                  -----------
       Total operating expenses before interest expense
         and dividends on short positions                            5,965,830
   Interest expense on equity swap contracts                           724,689
   Dividends on short positions                                      2,102,373
                                                                   -----------
       Total expenses                                                8,792,892
                                                                   -----------
NET INVESTMENT INCOME                                                2,646,542
                                                                   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on:
      Long transactions                           (43,916,286)
      Short transactions                            9,610,258
      Option contracts expired or closed            6,567,791
      Equity swap contracts                         1,969,704
      Foreign currencies                           (3,906,697)
                                                  -----------
      Net realized loss                                            (29,675,230)
   Change in unrealized appreciation / depreciation on:
      Investments                                  78,421,670
      Short positions                             (16,496,762)
      Written options                                (870,878)
      Equity swap contracts                          (915,387)
      Foreign currency translation                      5,987
      Forward currency exchange contracts          (2,267,213)
                                                  -----------
      Net unrealized gain                                           57,877,417
                                                                   -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                     28,202,187
                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                       $30,848,729
                                                                   -----------
                                                                   -----------

                     See notes to the financial statements.

THE MERGER FUND
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED MARCH 31, 2003
(UNAUDITED)

CASH PROVIDED (USED) BY FINANCING ACTIVITIES:
Sales of capital shares                       $   271,428,793
Repurchases of capital shares                    (355,877,859)
Net change in receivables / payables related
  to capital share transactions                   (13,854,004)
                                              ---------------
Cash used by capital share transactions           (98,303,070)
Cash used by borrowings                                    --
Distributions paid in cash*<F15>                     (477,911)
                                              ---------------
                                                                  $(98,780,981)
                                                                  ------------
CASH PROVIDED (USED) BY OPERATIONS:
Purchases of investments                       (1,335,784,658)
Proceeds from sales of investments              1,441,523,490
                                              ---------------
                                                  105,738,832
                                              ---------------
Increase in deposit at brokers for short sales     (1,491,023)
Net investment income                               2,646,542
Net change in receivables / payables
  related to operations                            (1,541,604)
                                              ---------------
                                                     (386,085)
                                              ---------------
                                                                   105,352,747
                                                                  ------------
Net increase in cash                                                 6,571,766
Cash, beginning of year                                                     --
                                                                  ------------
Cash, end of year                                                 $  6,571,766
                                                                  ------------
                                                                  ------------

*<F15> Non-cash financing activities include reinvestment of dividends of $11,250,262

Supplemental Information:
  Cash paid for interest on loan outstanding  $             --

                     See notes to the financial statements.

THE MERGER FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS ENDED       YEAR ENDED
                                                                  MARCH 31, 2003    SEPTEMBER 30, 2002
                                                                  --------------    ------------------
                                                                    (UNAUDITED)
Net investment income                                               $  2,646,542        $ 13,646,427
Net realized gain (loss) on investments sold, foreign
  currency translations, forward currency exchange
  contracts, securities sold short, equity swap contracts,
  and option contracts expired or closed                             (29,675,230)        (49,059,869)
Change in unrealized appreciation / depreciation on
  investments, foreign currencies, forward currency
  exchange contracts, short positions, equity swap
  contracts and written options                                       57,877,417         (52,822,278)
                                                                    ------------        ------------
Net increase (decrease) in net assets
  resulting from operations                                           30,848,729         (88,235,720)
                                                                    ------------        ------------
Distributions to shareholders from:
   Net investment income                                             (11,728,173)        (12,365,528)
   Net realized gains                                                         --         (50,198,621)
                                                                    ------------        ------------
   Total dividends and distributions                                 (11,728,173)        (62,564,149)
                                                                    ------------        ------------
Net increase (decrease) in net assets from capital
  share transactions (Note 4)                                        (73,198,804)         21,863,116
                                                                    ------------        ------------
Net decrease in net assets                                           (54,078,248)       (128,936,753)
NET ASSETS:
Beginning of period                                                  853,956,737         982,893,490
                                                                    ------------        ------------
End of period (including accumulated undistributed net
  investment income of $590,847 and $9,672,479
  respectively)                                                     $799,878,489        $853,956,737
                                                                    ------------        ------------
                                                                    ------------        ------------

                     See notes to the financial statements.

                                THE MERGER FUND
                              FINANCIAL HIGHLIGHTS

 Selected per share data is based on a share of beneficial interest outstanding throughout each period.

                                             SIX MONTHS        YEAR           YEAR           YEAR           YEAR           YEAR
                                               ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                             MARCH 31,      SEPT. 30,      SEPT. 30,      SEPT. 30,      SEPT. 30,      SEPT. 30,
                                                2003           2002           2001           2000           1999           1998
                                             ---------      ---------      ---------      ---------      ---------      ---------
                                            (UNAUDITED)
Net Asset Value,
  beginning of period                          $13.46         $15.74         $16.90         $15.37         $13.90         $15.35

Income from investment operations:
   Net investment income(2)<F17>                 0.06(4)        0.23(4)        0.36(3)        0.25(3)        0.08(3)        0.20(3)
                                                    <F19>          <F19>          <F18>          <F18>          <F18>          <F18>
   Net realized and unrealized
     gain (loss) on investments                  0.44          (1.45)          0.27           2.50           2.71          (0.05)
                                               ------         ------         ------         ------         ------         ------
   Total from investment operations              0.50          (1.22)          0.63           2.75           2.79           0.15

Less distributions:
   Dividends from net
     investment income                          (0.20)         (0.21)         (0.14)         (0.07)         (0.22)         (0.03)
   Distributions from net
     realized gains                                --          (0.85)         (1.65)         (1.15)         (1.10)         (1.57)
                                               ------         ------         ------         ------         ------         ------
   Total distributions                          (0.20)         (1.06)         (1.79)         (1.22)         (1.32)         (1.60)
                                               ------         ------         ------         ------         ------         ------
Net Asset Value,
  end of period                                $13.76         $13.46         $15.74         $16.90         $15.37         $13.90
                                               ------         ------         ------         ------         ------         ------
                                               ------         ------         ------         ------         ------         ------

Total Return                                     3.74%         (8.39)%         3.86%         19.08%         21.39%          0.82%

Supplemental Data and Ratios:
   Net assets, end
     of period (000's)                       $799,878       $853,957       $982,893     $1,078,958       $575,449       $426,392
   Ratio of operating expenses
     to average net assets(1)<F16>               1.43%(6)<F21>  1.38%          1.34%          1.34%          1.38%          1.33%
   Ratio of interest expense and
     dividends on short positions
     to average net assets                       0.68%(6)<F21>  0.27%          0.67%          0.86%          1.07%          1.93%
   Ratio of net investment income
     to average net assets                       0.64%(6)<F21>  1.36%          2.23%          1.57%          0.54%          1.36%
   Portfolio turnover rate(5)<F20>             137.62%        258.37%        383.74%        419.24%        386.52%        355.38%

(1)<F16> For the six months ended March 31, 2003 and the years ended September 30, 2002, 2001, 2000, 1999 and 1998, the operating expense ratio excludes interest expense and dividends on short positions. The ratios including interest expense and dividends on short positions for the six months ended March 31, 2003 and for the years ended September 30, 2002, 2001, 2000, 1999 and 1998, were 2.11%, 1.65%, 2.01%, 2.20%,
          2.45%, and 3.26%, respectively.
(2)<F17> Net investment income before interest expense and dividends on short positions for the six months ended March 31, 2003 and for the years ended September 30, 2002, 2001, 2000, 1999 and 1998, was $0.09, $0.27,
          $0.47, $0.38, $0.23, and $0.49, respectively.
(3)<F18> Net investment income per share represents net investment income for the respective period divided by the monthly average shares of beneficial interest outstanding throughout each period.
(4)<F19> Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(5)<F20> The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short positions). The denominator includes the average long positions throughout the period.
(6)<F21>  Annualized.

                     See notes to the financial statements.

                                THE MERGER FUND
                       NOTES TO THE FINANCIAL STATEMENTS
                           MARCH 31, 2003 (UNAUDITED)

NOTE 1 -- ORGANIZATION

   The Merger Fund (the "Fund") is a no-load, open-end, non-diversified investment company organized as a trust under the laws of the Commonwealth of Massachusetts on April 12, 1982, and registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund was formerly known as the Risk Portfolio of The Ayco Fund. In January of 1989, the Fund's fundamental policies were amended to permit the Fund to engage exclusively in merger arbitrage. At the same time, Westchester Capital Management, Inc. became the Fund's investment adviser, and the Fund began to do business as The Merger Fund. Merger arbitrage is a highly specialized investment approach generally designed to profit from the successful completion of proposed mergers, takeovers, tender offers, leveraged buyouts, liquidations and other types of corporate reorganizations.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

A. Investment Valuation

   Investments in securities and commodities (including options) are valued at the last sales price on the securities or commodities exchange on which such financial instruments are primarily traded. Securities not listed on an exchange or securities for which there were no transactions are valued at the average of the current bid and asked prices. Securities for which there are no such valuations are valued at fair value as determined in good faith by management under the supervision of the Board of Trustees. The investment adviser reserves the right to value securities, including options, at prices other than last-sale prices or the average of current bid and asked prices when such prices are believed unrepresentative of fair market value as determined in good faith by the adviser. At March 31, 2003 fair valued long securities represent 17.64% of investments, at value. Investments in United States government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market. Short-term investments are carried at amortized cost, which approximates market value.

B. Short Positions

   The Fund may sell securities or currencies short for hedging purposes. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

C. Transactions with Brokers for Short Sales

   The Fund's receivable from brokers for proceeds on securities sold short and deposit at brokers for short sales are with three major securities dealers. The Fund does not require the brokers to maintain collateral in support of the receivable from the broker for proceeds on securities sold short.

D. Federal Income Taxes

   No provision for federal income taxes has been made since the Fund has complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intends to continue to so comply in future years and to distribute investment company net taxable income and net capital gains to shareholders. Additionally, the Fund intends to make all required distributions to avoid federal excise tax.

E. Written Option Accounting

   The Fund writes (sells) covered call options to hedge portfolio investments. Uncovered put options can also be written by the Fund as part of a merger arbitrage strategy involving a pending corporate reorganization. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the last sales price reported on the date of valuation. If no sale is reported, the option contract written is valued at the average of the current bid and asked price reported on the day of valuation. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security), and the Fund realizes a gain or loss from the sale of the underlying security.

F. Purchased Option Accounting

   The Fund purchases put options to hedge portfolio investments. Call options may be purchased only for the purpose of closing out previously written covered call options. Premiums paid for option contracts purchased are included in the Statement of Assets and Liabilities as an asset. Option contracts are valued at the last sales price reported on the date of valuation. If no sale is reported, the option contract purchased is valued at the average of the current bid and asked price reported on the day of valuation. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying securities.

G. Forward Currency Exchange Contracts

   The Fund may enter into forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future date. Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is closed.

H. Distributions to Shareholders

   Dividends from net investment income and net realized capital gains, if any, are declared and paid annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due primarily to wash loss deferrals, adjustments on equity swaps and unrealized gains or losses on Section 1256 contracts, which are realized, for tax purposes, at September 30, 2002. Accordingly, reclassifications are made within the net asset accounts for such amounts, as well as amounts related to permanent differences in the character of certain income and expense items for income tax and financial reporting purposes. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction. Accordingly, reclassifications may be made within the net asset accounts for such amounts, as well as amounts related to permanent differences in the character of certain income and expense items for income tax and financial reporting purposes.

I. Use of Estimates

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

J. Foreign Securities

   Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

K. Foreign Currency Translations

   The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:
(i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade date and settlement date differences.

L. When-Issued Securities

   The Fund may sell securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the agreement, these securities may be delivered for cash proceeds at a future date. The Fund records sales of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other open short sale positions. The Fund segregates and maintains at all times cash, cash equivalents, or other liquid securities in an amount at least equal to the market value for when-issued securities.

M. Other

   Investment and shareholder transactions are recorded on the trade date. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest is accounted for on the accrual basis. Investment income includes $571,150 of interest earned on receivables from brokers for proceeds on securities sold short and deposits. The Fund may utilize derivative instruments including options, forward currency exchange contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund's investment objectives and limitations. The use of these instruments may involve additional investment risks including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities.

NOTE 3 -- AGREEMENTS

   The Fund's investment adviser is Westchester Capital Management, Inc. (the "Adviser") pursuant to an investment advisory agreement dated January 31, 1989. Under the terms of this agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% of the Fund's average daily net assets. Certain officers of the Fund are also officers of the Adviser.

   U.S. Bancorp Fund Services, LLC, a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

   Distribution services are performed pursuant to distribution contracts with Mercer Allied Company, L.P. ("Mercer"), the Fund's principal underwriter, and other broker-dealers.

NOTE 4 -- SHARES OF BENEFICIAL INTEREST

   The Trustees have the authority to issue an unlimited amount of shares of beneficial interest without par value.

   Changes in shares of beneficial interest were as follows:

                                        SIX MONTHS ENDED                      YEAR ENDED
                                         MARCH 31, 2003                   SEPTEMBER 30, 2002
                                   -------------------------          -------------------------
                                    SHARES           AMOUNT            SHARES           AMOUNT
                                   --------         --------          --------         --------
     Sold                          19,751,064     $271,428,793        62,705,294     $939,169,175
     Issued as reinvestment
       of dividends                   819,393       11,250,262         4,068,906       60,016,356
     Redeemed                     (25,879,387)    (355,877,859)      (65,762,532)    (977,322,415)
                                  -----------     ------------       -----------     ------------
     Net increase (decrease)       (5,308,930)    $(73,198,804)        1,011,668     $ 21,863,116
                                  -----------     ------------       -----------     ------------
                                  -----------     ------------       -----------     ------------

   For the period August 9, 1999 through October 4, 2001, The Merger Fund was closed to new investors. Effective October 5, 2001, The Merger Fund reopened to new investors.

NOTE 5 -- INVESTMENT TRANSACTIONS

   Purchases and sales of securities for the six months ended March 31, 2003 (excluding short-term investments, options and short positions) aggregated $870,508,682 and $895,895,917, respectively.

Information for Federal income tax purposes as of March 31, 2003:

                              GROSS             GROSS          NET UNREALIZED
           COST OF         UNREALIZED         UNREALIZED        DEPRECIATION
         INVESTMENTS      APPRECIATION       DEPRECIATION      ON INVESTMENTS
         -----------      -------------      ------------      --------------
         $865,423,479      $17,536,344      $(105,769,251)     $(88,232,907)

   The primary difference between the cost amount for book purposes and tax purposes is due to deferred wash sale losses.

   Information for Federal income tax purposes as of September 30, 2002:

                  UNDISTRIBUTED                 UNDISTRIBUTED
                     ORDINARY                     LONG-TERM
                      INCOME                         GAIN
                  -------------                 -------------
                   $11,728,738                        $0

   The tax components of dividends and long-term capital gain distributions paid during the year ended September 30, 2002, capital loss carryovers as of September 30, 2002, and tax-basis post-October loss deferrals (recognized for tax purposes on October 1, 2002) are as follows:

      ORDINARY     LONG-TERM       NET CAPITAL    CAPITAL LOSS
       INCOME    CAPITAL GAINS        LOSS         CARRYOVER     POST-OCTOBER
     DIVIDENDS   DISTRIBUTIONS   CARRYOVER*<F22>   EXPIRATION        LOSS
     ---------   -------------   ---------------   ----------    ------------
    $62,564,149        $0          $17,185,725        2010       $16,583,341

*<F22> Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryforwards.

NOTE 6 -- OPTION CONTRACTS WRITTEN

   The premium amount and the number of option contracts written during the six months ended March 31, 2003, were as follows:

                                                      PREMIUM         NUMBER OF
                                                      AMOUNT          CONTRACTS
                                                      -------         ---------
   Options outstanding at September 30, 2002       $  3,209,068         17,181
   Options written                                   35,732,338        148,055
   Options closed                                    (2,064,949)       (12,896)
   Options exercised                                (24,365,424)       (86,945)
   Options expired                                   (5,264,358)       (37,546)
                                                   ------------        -------
   Options outstanding at March 31, 2003           $  7,246,675         27,849
                                                   ------------        -------
                                                   ------------        -------

NOTE 7 -- DISTRIBUTION PLAN

   The Fund has adopted a Plan of Distribution (the "Plan") dated July 1, 1993, as amended, pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund will compensate its principal underwriter, Mercer, and any other broker-dealers or qualified institutions with whom Mercer or the Fund has entered into a contract to distribute Fund shares ("Dealers"). Under the Plan, the amount of such compensation paid in any one year shall not exceed 0.25% annually of the average daily net assets of the Fund, which may be payable as a service fee for providing record keeping, subaccounting, subtransfer agency and/or shareholder liaison services. For the six months ended March 31, 2003, the Fund incurred $916,100 pursuant to the Plan.

   The Plan will remain in effect from year to year provided such continuance is approved at least annually by a vote either of a majority of the Trustees, including a majority of the non-interested Trustees, or a majority of the Fund's outstanding shares.

NOTE 8 -- CREDIT FACILITY

   Custodial Trust Company has made available to the Fund a $230 million credit facility (subject to increase under certain conditions) pursuant to a Loan and Security Agreement ("Agreement") dated March 18, 1992 (subsequently amended) for the purpose of purchasing portfolio securities. The Agreement can be terminated by either the Fund or Custodial Trust Company with three months' prior notice. As collateral for the loan, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The assets are required to be adjusted daily to reflect changes in the amount of the loan outstanding. For the six months ended March 31, 2003 the Fund did not have an outstanding loan payable balance.

NOTE 9 -- FORWARD CURRENCY EXCHANGE CONTRACTS

   At March 31, 2003, the Fund had entered into "position hedge" forward currency exchange contracts that obligated the Fund to deliver and receive currencies at a specified future date. The net unrealized depreciation of $2,291,966 is included in the net unrealized appreciation (depreciation) section of the accompanying financial statements. The terms of the open contracts are as follows:

 SETTLEMENT           CURRENCY TO             U.S. $ VALUE AT             CURRENCY TO           U.S. $ VALUE AT
    DATE             BE DELIVERED              MARCH 31, 2003             BE RECEIVED            MARCH 31, 2003
 ----------          ------------              --------------             -----------            --------------
    4/30/03      8,788,323 Canadian Dollars      $ 5,965,574           5,918,063 U.S. Dollars      $ 5,918,063
    7/31/03     27,315,880 Canadian Dollars       18,440,706          18,300,954 U.S. Dollars       18,300,954
    5/30/03     33,787,438 Euros                  36,785,452          35,893,369 U.S. Dollars       35,893,369
    6/30/03     20,850,610 Euros                  22,677,732          21,463,221 U.S. Dollars       21,463,221
    4/22/03     34,787,200 Mexican Pesos           3,204,609           3,206,500 U.S. Dollars        3,206,500
                                                 -----------                                       -----------
                                                 $87,074,073                                       $84,782,107
                                                 -----------                                       -----------
                                                 -----------                                       -----------

NOTE 10 -- EQUITY SWAP CONTRACTS

   The Fund has entered into both long and short equity swap contracts with three major broker/dealers: Bear Stearns & Co., Deutsche Bank and J.P. Morgan Securities. A long equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract at a rate equal to LIBOR plus 50 to 100 basis points. A short equity swap contract obligates the Fund to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Fund to receive from the counterparty any depreciation on the security as well as interest on the notional value of the contract at a rate equal to LIBOR less 50 to 100 basis points.

   The Fund may also enter into equity swap contracts whose value is determined by the spread between a long equity position and a short equity position. This type of swap contract obligates the Fund to pay the counterparty an amount tied to any increase in the spread between the two securities over the term of the contract. The Fund is also obligated to pay the counterparty any dividends paid on the short equity holding as well as any net financing costs. This type of swap contract entitles the Fund to receive from the counterparty any gains based on a decrease in the spread as well as any dividends paid on the long equity holding and any net interest income.

   Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Fund will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract's expiration date.

   Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk to the Fund is limited to the net unrealized gain, if any, on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities. At March 31, 2003, the Fund had the following open equity swap contracts:

                                                                                   UNREALIZED APPRECIATION
   TERMINATION DATE            SECURITY                            SHARES               (DEPRECIATION)
   ----------------            --------                            ------               --------------
       7/03/03           BHP Billiton plc                           578,700              $   (86,226)
 2/18/04 and 7/07/03     Credit Agricole SA                        (352,375)                (181,594)
       10/24/03          Fording Canadian Coal Trust                285,489                  176,312
       11/19/03          HSBC Holdings plc                         (121,125)                  75,840
       6/23/03           Instrumentarium Oyj                        512,300                  452,668
       4/21/03           P & O Princess Cruises plc               3,618,009                1,238,237
       4/23/03           P & O Princess Cruises plc              (1,000,000)              (1,063,731)
       9/19/03           Reed Elsevier NV                           383,691                 (292,628)
       9/19/03           Reed Elsevier plc                         (547,125)                 214,931
       9/19/03           Royal Dutch Petroleum                      344,700                 (101,238)
       3/29/04           Safeway plc                              4,600,000               (1,193,846)
       4/18/03           Safeway plc Call, April 18, 2003,
                           Exercise Price $28.00                   (500,000)                   8,354
       4/22/03           Safeway plc Call, April 22, 2003,
                           Exercise Price $27.00                   (250,000)                  29,077
       5/16/03           Safeway plc Call, May 16, 2003,
                           Exercise Price $24.00                   (250,000)                   6,006
       5/22/03           Safeway plc Call, May 22, 2003,
                           Exercise Price $24.00                 (2,500,000)                  63,185
       9/19/03           Shell Transport & Trading Co. plc       (2,420,275)                (212,975)
       3/31/04           Wella AG                                    90,528                    5,117
                                                                                         -----------
                                                                                         $  (862,511)
                                                                                         -----------
                                                                                         -----------

   For the six months ended March 31, 2003, the Fund realized gains of $1,969,704 upon the termination of equity swap contracts.

INVESTMENT ADVISER
     Westchester Capital Management, Inc.
     100 Summit Lake Drive
     Valhalla, NY  10595
     (914) 741-5600

ADMINISTRATOR, TRANSFER AGENT, DIVIDEND PAYING AGENT, AND SHAREHOLDER SERVICING AGENT
     U.S. Bancorp Fund Services, LLC
     615 East Michigan Street
     P.O. Box 701
     Milwaukee, WI  53201-0701
     (800) 343-8959

CUSTODIAN
     U.S. Bank, N.A.
     P.O. Box 701
     Milwaukee, WI  53201-0701
     (800) 343-8959

TRUSTEES
     Frederick W. Green
     Michael J. Downey
     James P. Logan III

EXECUTIVE OFFICERS
     Frederick W. Green, President
     Bonnie L. Smith, Vice President,
       Treasurer and Secretary

COUNSEL
     Fulbright & Jaworski L.L.P.
     666 Fifth Avenue
     New York, NY  10103

INDEPENDENT ACCOUNTANTS
     PricewaterhouseCoopers LLP
     100 East Wisconsin Avenue
     Milwaukee, WI  53202